iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.5%
Axon Enterprise, Inc.
(a)(b)
.................... 92,245 $ 18,863,180
Boeing Co. (The)
(a)(b)
584,551 109,205,818
HEICO Corp.
(b)
.......................... 25,361 4,017,436
Howmet Aerospace, Inc. .................... 334,907 14,769,398
TransDigm Group, Inc.
(a)
.................... 57,119 47,299,673
194,155,505
a
Air Freight & Logistics  — 0.9%
Expeditors International of Washington, Inc. ....... 115,688 12,638,914
FedEx Corp. ............................ 229,255 55,044,126
67,683,040
a
Automobile Components  — 0.1%
BorgWarner, Inc. ......................... 223,750 8,256,375
a
Banks  — 0.2%
First Citizens BancShares, Inc., Class A .......... 9,670 13,351,756
a
Beverages  — 2.4%
Molson Coors Beverage Co., Class B ........... 128,609 7,429,742
Monster Beverage Corp.
(a)(b)
.................. 848,962 43,381,958
PepsiCo, Inc. ........................... 795,406 129,873,892
180,685,592
a
Biotechnology  — 4.0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 81,071 12,306,578
Biogen, Inc.
(a)
........................... 111,574 26,503,288
Exact Sciences Corp.
(a)
..................... 189,485 11,670,381
Gilead Sciences, Inc. ...................... 1,156,766 90,852,402
Regeneron Pharmaceuticals, Inc.
(a)
............. 70,553 55,023,579
Seagen, Inc.
(a)
........................... 190,252 40,487,528
Vertex Pharmaceuticals, Inc.
(a)
................ 195,330 70,730,946
307,574,702
a
Broadline Retail  — 0.6%
MercadoLibre, Inc.
(a)(b)
...................... 38,110 47,284,601
a
Building Products  — 1.1%
A O Smith Corp. ......................... 106,034 7,396,932
Builders FirstSource, Inc.
(a)
.................. 170,758 18,530,658
Lennox International, Inc. ................... 29,722 11,013,190
Owens Corning .......................... 72,829 8,256,624
Trane Technologies PLC .................... 209,507 39,871,277
85,068,681
a
Capital Markets  — 0.5%
Ares Management Corp., Class A .............. 130,059 12,822,517
Cboe Global Markets, Inc. ................... 90,892 14,896,290
MarketAxess Holdings, Inc. .................. 33,281 7,113,813
34,832,620
a
Chemicals  — 3.1%
Air Products and Chemicals, Inc. .............. 203,103 57,364,411
Linde PLC ............................. 464,686 177,584,402
234,948,813
a
Commercial Services & Supplies  — 0 .7%
Copart, Inc.
(a)(b)
.......................... 1,171,479 50,982,766
Rollins, Inc. ............................. 155,338 5,842,262
56,825,028
a
Security Shares Value
a
Communications Equipment  — 1.3%
Arista Networks, Inc.
(a)(b)
.................... 261,022 $ 52,300,978
Motorola Solutions, Inc. .................... 173,962 48,441,459
100,742,437
a
Construction & Engineering  — 0.3%
Quanta Services, Inc. ...................... 150,092 25,083,375
a
Distributors  — 0.1%
Genuine Parts Co. ........................ 84,649 10,907,870
a
Electric Utilities  — 0.6%
Edison International ....................... 297,450 18,757,197
PG&E Corp.
(a)
........................... 1,554,785 25,342,996
44,100,193
a
Electrical Equipment  — 0.2%
Hubbell, Inc. ............................ 51,031 13,783,473
a
Entertainment  — 2.5%
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 168,793 10,919,219
Netflix, Inc.
(a)
............................ 445,531 183,420,658
194,339,877
a
Financial Services  — 0.9%
Fiserv, Inc.
(a)
............................ 572,233 65,091,504
a
Food Products  — 2.4%
General Mills, Inc. ........................ 510,236 33,287,796
Hershey Co. (The) ........................ 139,608 26,155,559
Lamb Weston Holdings, Inc. ................. 195,960 17,597,208
Mondelez International, Inc., Class A ............ 1,565,571 103,656,456
180,697,019
a
Ground Transportation  — 0.1%
Knight-Swift Transportation Holdings, Inc., Class A .. 127,835 6,249,853
a
Health Care Equipment & Supplies  — 4.6%
Align Technology, Inc.
(a)(b)
.................... 70,679 13,046,637
Boston Scientific Corp.
(a)
.................... 1,351,479 69,182,210
Cooper Companies, Inc. (The) ................ 45,408 14,155,944
Dentsply Sirona, Inc. ...................... 174,181 5,296,844
Hologic, Inc.
(a)
........................... 232,115 15,359,050
IDEXX Laboratories, Inc.
(a)(b)
................. 76,311 30,483,955
Insulet Corp.
(a)(b)
.......................... 58,375 7,738,774
Intuitive Surgical, Inc.
(a)
..................... 296,719 77,805,656
Stryker Corp. ........................... 357,182 96,517,720
Zimmer Biomet Holdings, Inc. ................ 171,727 17,930,016
347,516,806
a
Health Care Providers & Services  — 1.0%
Cardinal Health, Inc. ....................... 232,309 21,140,119
HCA Healthcare, Inc. ...................... 215,369 48,703,546
Universal Health Services, Inc., Class B ......... 55,644 7,005,023
76,848,688
a
Hotels, Restaurants & Leisure  — 7.1%
Booking Holdings, Inc.
(a)
.................... 38,220 106,616,983
Chipotle Mexican Grill, Inc.
(a)
................. 33,557 65,174,405
Las Vegas Sands Corp. .................... 546,136 25,919,615
McDonald's Corp. ........................ 567,346 148,741,101
Starbucks Corp. .......................... 1,656,700 152,814,008
Wynn Resorts Ltd. ........................ 146,379 12,849,149
Yum! Brands, Inc. ........................ 278,047 33,604,760
545,720,021
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables  — 1.7%
DR Horton, Inc. .......................... 435,302 $ 45,445,529
Lennar Corp., Class A ...................... 310,353 33,108,458
NVR, Inc.
(a)
............................. 3,910 21,163,344
PulteGroup, Inc. ......................... 356,214 26,213,788
125,931,119
a
Household Products  — 0.3%
Church & Dwight Co., Inc. ................... 214,511 19,507,630
a
Industrial Conglomerates  — 2.5%
General Electric Co.
(b)
...................... 1,731,267 188,067,534
a
Insurance  — 2.7%
Aflac, Inc. .............................. 402,212 31,416,780
Arch Capital Group Ltd.
(a)(b)
.................. 506,910 43,938,959
Arthur J Gallagher & Co. .................... 179,723 42,322,969
Everest Group Ltd. ........................ 40,415 15,988,982
Progressive Corp. (The) .................... 456,668 72,194,644
205,862,334
a
Interactive Media & Services  — 6.0%
Meta Platforms, Inc., Class A
(a)
................ 1,532,327 461,644,155
a
IT Services  — 0.2%
VeriSign, Inc.
(a)
.......................... 73,457 14,666,425
a
Life Sciences Tools & Services  — 0.4%
West Pharmaceutical Services, Inc. ............ 85,840 27,322,014
a
Machinery  — 2.4%
Graco, Inc. ............................. 149,343 11,103,652
Illinois Tool Works, Inc. ..................... 255,833 57,337,292
Ingersoll Rand, Inc. ....................... 325,524 19,752,796
Otis Worldwide Corp. ...................... 372,644 28,771,843
PACCAR, Inc. ........................... 525,473 43,367,287
Pentair PLC ............................ 158,596 9,217,600
Snap-on, Inc. ........................... 44,252 11,414,361
180,964,831
a
Media  — 2.1%
Comcast Corp. , Class A .................... 3,560,538 147,014,614
Omnicom Group, Inc. ...................... 178,144 13,344,767
160,359,381
a
Metals & Mining  — 0.3%
Reliance Steel & Aluminum Co. ............... 52,749 13,418,291
Steel Dynamics, Inc. ....................... 99,684 10,617,343
24,035,634
a
Multi-Utilities  — 0.2%
Consolidated Edison, Inc. ................... 211,828 18,596,380
a
Oil, Gas & Consumable Fuels  — 5.4%
Exxon Mobil Corp. ........................ 3,182,650 336,883,502
Hess Corp. ............................. 186,448 26,923,091
Marathon Petroleum Corp. .................. 336,058 50,828,773
414,635,366
a
Pharmaceuticals  — 8.3%
Eli Lilly & Co. ........................... 686,034 380,014,814
Merck & Co., Inc. ......................... 2,500,482 256,799,501
636,814,315
a
Semiconductors & Semiconductor Equipment  — 14.4%
Advanced Micro Devices, Inc.
(a)
............... 1,316,815 129,706,277
Analog Devices, Inc. ....................... 449,579 70,732,264
Broadcom, Inc. .......................... 405,171 340,898,724
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
......................... 149,740 $ 21,330,463
Lattice Semiconductor Corp.
(a)(b)
............... 191,719 10,661,494
Monolithic Power Systems, Inc. ............... 37,744 16,673,035
NVIDIA Corp. ........................... 1,203,911 490,954,906
ON Semiconductor Corp.
(a)
.................. 339,630 21,274,423
1,102,231,586
a
Software  — 10.3%
ANSYS, Inc.
(a)(b)
.......................... 86,682 24,120,133
Cadence Design Systems, Inc.
(a)
.............. 330,934 79,374,520
Fair Isaac Corp.
(a)
......................... 39,933 33,778,127
HubSpot, Inc.
(a)
.......................... 35,518 15,051,463
Microsoft Corp. .......................... 1,182,389 399,777,545
Oracle Corp. ............................ 1,615,096 167,000,926
Synopsys, Inc.
(a)
......................... 147,278 69,138,184
788,240,898
a
Specialty Retail  —  2.7%
AutoZone, Inc.
(a)(b)
........................ 15,184 37,612,742
Dick's Sporting Goods, Inc. .................. 62,070 6,638,386
O'Reilly Automotive, Inc.
(a)
................... 68,406 63,647,679
TJX Companies, Inc. (The) .................. 896,195 78,927,894
Ulta Beauty, Inc.
(a)(b)
....................... 52,173 19,894,086
206,720,787
a
Textiles, Apparel & Luxury Goods  — 1.7%
Deckers Outdoor Corp.
(a)
.................... 38,165 22,786,795
Nike, Inc., Class B ........................ 1,025,247 105,364,634
128,151,429
a
Trading Companies & Distributors  — 1.0%
Ferguson PLC ........................... 212,835 31,967,817
Watsco, Inc. ............................ 34,964 12,198,590
WW Grainger, Inc. ........................ 48,218 35,190,943
79,357,350
a
Total Long-Term Investments — 99.8%
(Cost: $7,332,872,914) ............................... 7,624,856,997
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 62,194,010 62,218,887
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(d)
............................ 13,984,986 13,984,986
a
Total Short-Term Securities — 1.0%
(Cost: $76,195,153) ................................. 76,203,873
Total Investments — 100.8%
(Cost: $7,409,068,067) ............................... 7,701,060,870
Liabilities in Excess of Other Assets — (0.8)% ............... (60,422,865)
Net Assets — 100.0% ................................. $ 7,640,638,005
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 91,379,648  $ —  $ (29,178,133)
(a)
$ 5,856  $ 11,516  $ 62,218,887  62,194,010  $ 39,098
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 27,659,226  —  (13,674,240)
(a)
—  —  13,984,986  13,984,986  231,481  —
$ 5,856  $ 11,516
$ 76,203,873
$ 270,579  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 71 12/15/23 $ 14,953 $ (1,004,299)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Momentum Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,624,856,997  $ —  $ —  $ 7,624,856,997
Short-Term Securities
Money Market Funds ...................................... 76,203,873  —  —  76,203,873
$ 7,701,060,870  $ —  $ —  $ 7,701,060,870
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,004,299) $ —  $ —  $ (1,004,299)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)